SECURITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available for Sale Securities and Held to Maturity Securities Continuous Unrealized Loss Position Fair Value	$ 306,300	$ 326,000
Available-for-sale and held-to-maturity of investment portfolio (in percent)	77.00%	78.00%
Unrealized loss on securities	$ 6,300	$ 306,300
Available for Sale and Held to Maturity Securities Pledged as Collateral	253,600	217,200
Assets Sold under Agreements to Repurchase, Carrying Amount	30,500	35,000
Available-for-sale Securities, Gross Realized Gains	579	$ 737	$ 1,026
Corporate Bonds [Member]
Held to maturity security transfer to available-for-sale, carrying value	450
Available-for-sale Securities, Gross Realized Gains	$ 5